                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21024

Active Assets Institutional Government Securities Trust
                    (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                             (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Institutional Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended December 31, 2004

MARKET CONDITIONS

The Federal Open Market Committee ("the Fed") increased its target rate for federal funds to 1.25 percent on June 30, 2004, its first increase in four years. The Fed then took four more steps of the same size during the next six months. As a result, the Fed bumped its target upward "in measured steps" at all five scheduled meetings from June 30 through December 14, 2004, to the current level of 2.25 percent, which is a three-year high.

PERFORMANCE ANALYSIS

As of December 31, 2004, Active Assets Institutional Government Securities Trust had net assets of more than $372 million and an average portfolio maturity of 36 days. For the six-month period ended December 31, 2004, the Fund returned 0.82 percent. For the seven-day period ended December 31, 2004, the Fund provided an effective annualized yield of 2.16 percent and a current yield of 2.14 percent, while its 30-day average yield for December was 2.08 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on seeking to provide high currency income and preservation of capital and liquidity. By shortening the maturities of the portfolio's investments slightly, the Fund was able to reinvest in higher yielding money market securities as rates climbed. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality government obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

   PORTFOLIO COMPOSITION
   U.S. Government Agencies -- Discount Notes          82.3%
   U.S. Government Agencies -- Floating Rate Notes     14.8
   Repurchase Agreement                                 2.9

   MATURITY SCHEDULE
     1 - 30 Days                                       56.4%
    31 - 60 Days                                       25.5
    61 - 90 Days                                       11.4
    91 - 120 Days                                       2.9
   121+ Days                                            3.8

Data as of December 31, 2004. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS AT LEAST 80% OF ITS ASSETS IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. IN SELECTING INVESTMENTS, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/04 -
                                                                     07/01/04            12/31/04             12/31/04
                                                                   -------------       -------------       ---------------
Actual (0.82% return).......................................         $1,000.00           $1,008.20              $0.46
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,025.02              $0.46

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 186**/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized ratio would have been 0.19%.

**   Adjusted to reflect non-business day accruals.

Active Assets Institutional Government Securities Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE             VALUE
---------------------------------------------------------------------------------------------------------
            U.S. Government Agencies - Discount Notes (82.3%)
$  7,000    Federal Farm Credit Banks
              03/15/05..................................................     2.08%          $  6,986,819
 179,435    Federal Home Loan Banks
              01/05/05 - 04/29/05.......................................  1.92 - 2.27        179,193,310
  51,000    Federal National Mortgage Assoc.
              01/12/05 - 03/23/05.......................................  1.77 - 2.32         50,898,299
  69,536    Freddie Mac
              01/19/05 - 06/09/05.......................................  1.77 - 2.55         69,277,590
                                                                                            ------------
            Total U.S. Government Agencies - Discount Notes (Cost $306,356,018)......        306,356,018
                                                                                            ------------
            U.S. Government Agencies - Floating Rate Notes (14.8%)
  25,000    Federal Farm Credit Banks
              01/21/05*.................................................     2.31+            24,998,521
  30,000    Federal Home Loan Banks
              01/03/05 - 03/30/05*......................................  2.30 - 2.48+        29,999,881
                                                                                            ------------
            Total U.S. Government Agencies - Floating Rate Notes (Cost
            $54,998,402).............................................................         54,998,402
                                                                                            ------------
            Repurchase Agreement (2.9%)
  10,845    Goldman Sachs & Co. due 01/03/05
              (dated 12/31/04; proceeds $10,847,070 (a) (Cost
              $10,845,000)..............................................     2.29             10,845,000
                                                                                            ------------

            Total Investments (Cost $372,199,420) (b)......................     100.0%       372,199,420

            Other Assets in Excess of Liabilities..........................       0.0             52,669
                                                                                -----       ------------
            Net Assets.....................................................     100.0%      $372,252,089
                                                                                =====       ============

---------------------

    *    Date of next interest rate reset.
    +    Rate shown is the rate in effect at December 31, 2004.
    (a)  Collateralized by Federal National Mortgage Assoc. 5.00% due
         06/01/24 valued at $11,061,900.
    (b)  Cost is the same for federal income tax purposes.

                                                                               5
                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  cost ($372,199,420)...............  $372,199,420
Cash................................         5,020
Interest receivable.................       102,866
Prepaid expenses and other assets...        51,335
                                      ------------
    Total Assets....................   372,358,641
                                      ------------
Liabilities:
Payable for:
    Dividends to shareholders.......        65,521
    Administration fee..............        11,188
    Investment advisory fee.........         3,902
Accrued expenses and other
  payables..........................        25,941
                                      ------------
    Total Liabilities...............       106,552
                                      ------------
    Net Assets......................  $372,252,089
                                      ============
Composition of Net Assets:
Paid-in-capital.....................  $372,238,739
Accumulated undistributed net
  investment income.................        13,350
                                      ------------
    Net Assets......................  $372,252,089
                                      ============
Net Asset Value Per Share,
372,252,089 shares outstanding
(unlimited shares authorized of $.01
par value)..........................         $1.00
                                      ============

Statement of Operations
For the six months ended December 31, 2004 (unaudited)

Net Investment Income:
Interest Income.......................  $3,375,899
                                        ----------
Expenses
Investment advisory fee...............     262,478
Administration fee....................      34,154
Registration fees.....................      32,069
Professional fees.....................      24,655
Custodian fees........................      13,869
Shareholder reports and notices.......      11,438
Trustees' fees and expenses...........       1,317
Transfer agent fees and expenses......         936
Other.................................       3,429
                                        ----------
    Total Expenses....................     384,345
Less: amounts waived..................    (197,966)
                                        ----------
    Net Expenses......................     186,379
                                        ----------
Net Investment Income.................  $3,189,520
                                        ==========

                       See Notes to Financial Statements
 6

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2004   JUNE 30, 2004
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  3,189,520      $  2,634,494
Net realized gain...........................................        --                     460
                                                                ------------      ------------
    Net Increase............................................       3,189,520         2,634,954
                                                                ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (3,189,520)       (2,634,494)
Net realized gain...........................................        --                    (460)
                                                                ------------      ------------
    Total Dividends and Distributions.......................      (3,189,520)       (2,634,954)
                                                                ------------      ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (13,593,306)      230,482,011
                                                                ------------      ------------
    Net Increase (Decrease).................................     (13,593,306)      230,482,011
Net Assets:
Beginning of period.........................................     385,845,395       155,363,384
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $13,350 and $13,350, respectively).......................    $372,252,089      $385,845,395
                                                                ============      ============

                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Institutional Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Adviser has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Advisory Agreement until April 30, 2006, to the extent that such expenses and compensation on an annualized basis exceed the following net asset levels: 0.05% of the Fund's daily net assets up to $250 million; 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; and 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2004, aggregated $9,440,752,937 and $9,456,457,081, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2004   JUNE 30, 2004
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................      957,665,039      2,036,602,400
Shares issued in reinvestment of dividends and
  distributions.............................................        3,122,416          2,614,779
                                                               --------------     --------------
                                                                  960,787,455      2,039,217,179
Shares redeemed.............................................     (974,380,761)    (1,808,735,168)
                                                               --------------     --------------
Net increase (decrease) in shares outstanding...............      (13,593,306)       230,482,011
                                                               ==============     ==============

Active Assets Institutional Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      FOR THE YEAR    NOVEMBER 4, 2002*
                                                                MONTHS ENDED          ENDED            THROUGH
                                                              DECEMBER 31, 2004   JUNE 30, 2004     JUNE 30, 2003
                                                              -----------------   -------------   -----------------
                                                                 (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........................       $  1.00           $  1.00           $  1.00
                                                                   -------           -------           -------

Net income from investment operations.......................         0.008             0.010             0.008

Less dividends from net investment income...................        (0.008)           (0.010)+          (0.008)
                                                                   -------           -------           -------

Net asset value, end of period..............................       $  1.00           $  1.00           $  1.00
                                                                   =======           =======           =======

Total Return................................................          0.82%(1)          0.97%             0.82%(1)

Ratios to Average Net Assets(3):
Expenses....................................................          0.09%(2)          0.09%             0.03%(2)
Net investment income.......................................          1.61%(2)          0.96%             1.17%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................      $372,252          $385,845          $155,363

---------------------

     *   Commencement of operations.
     +   Includes capital gain distribution of less than $0.001.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED:           RATIO           INCOME RATIO
         -----------------          ----                ----
         December 31, 2004          0.19%               1.51%
         June 30, 2004              0.21                0.84
         June 30, 2003              0.47                0.73

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Institutional
Government Securities Trust

Semiannual Report
December 31, 2004

[MORGAN STANLEY LOGO]

      RA05-00106P-Y12/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                        3